Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Business segment information
Net revenue		¥ 2,129,200	¥ 2,005,800
Net interest income		1,030,417	1,137,753
Operating expenses		1,393,800	1,387,500
Operating profit (loss)		735,400	618,300
BK and TB [Member]
Business segment information
Net revenue	[1]	1,049,600	1,011,600
Net interest income		491,200	490,600
Net fees		272,700	291,300
Other		285,700	229,700
Other than BK and TB [Member]
Business segment information
Net revenue		1,079,600	994,200
Operating Segments [Member] | Customer Business [Member]
Business segment information
Net revenue		1,663,400	1,667,500
Operating expenses		1,203,700	1,213,500
Operating profit (loss)		459,700	454,000
Operating Segments [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	668,000	737,100
Net interest income		343,600	378,300
Net fees		298,600	320,400
Other		25,800	38,400
Operating Segments [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		995,400	930,400
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue		662,700	723,900
Operating expenses		553,600	590,400
Operating profit (loss)		109,100	133,500
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	304,900	345,100
Net interest income		203,600	225,500
Net fees		90,600	105,200
Other		10,700	14,400
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		357,800	378,800
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		249,800	276,200
Operating expenses		152,500	160,200
Operating profit (loss)		97,300	116,000
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	198,300	210,000
Net interest income		79,400	92,400
Net fees		95,900	92,400
Other		23,000	25,200
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		51,500	66,200
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		197,500	199,600
Operating expenses		131,800	126,800
Operating profit (loss)		65,700	72,800
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	117,600	137,200
Net interest income		57,900	59,500
Net fees		67,500	78,000
Other		(7,800)	(300)
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		79,900	62,400
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue		415,300	366,500
Operating expenses		264,300	270,800
Operating profit (loss)		151,000	95,700
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	400	(800)
Net interest income		500	100
Other		(100)	(900)
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		414,900	367,300
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue		138,100	101,300
Operating expenses		101,500	65,300
Operating profit (loss)		36,600	36,000
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	46,800	45,600
Net interest income		2,200	800
Net fees		44,600	44,800
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		91,300	55,700
Operating Segments [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		461,700	336,100
Operating expenses		112,500	113,300
Operating profit (loss)		349,200	222,800
Operating Segments [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	343,600	239,400
Net interest income		103,400	71,800
Net fees		1,400	(6,500)
Other		238,800	174,100
Operating Segments [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		118,100	96,700
Business Segment, Other [Member]
Business segment information
Net revenue		4,100	2,200
Operating expenses		77,600	60,700
Operating profit (loss)		(73,500)	(58,500)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	38,000	35,100
Net interest income		44,200	40,500
Net fees		(27,300)	(22,600)
Other		21,100	17,200
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		¥ (33,900)	¥ (32,900)

[1]	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.